Employee benefit expenses (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefit expenses [Abstract]
Employee benefit expenses
The table below shows the employee benefit expenses and the average number of employees for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021

Employee benefit expenses	104,083	80,232	78,758
Average number of employees	1,304	874	655